Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends Payable [Line Items]
Amount	$ 142	$ 209	$ 237	$ 230
Payment One FY 2018 [Member]
Dividends Payable [Line Items]
Declaration Date		Oct. 24, 2018
Payment Date		Nov. 06, 2018
Amount		$ 179
Payment Two FY 2018 [Member]
Dividends Payable [Line Items]
Declaration Date		Jul. 25, 2018
Payment Date		Aug. 01, 2018
Amount		$ 30
Payment One FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date		Jul. 26, 2017
Payment Date		Aug. 01, 2017
Amount		$ 65
Payment Two FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date		Apr. 26, 2017
Payment Date		Apr. 27, 2017
Amount		$ 86
Payment Three FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date		Mar. 22, 2017
Payment Date		Mar. 24, 2017
Amount		$ 86